Financial instruments - additional disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	$ 9,658	$ 11,112
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	1,173	1,215
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	26	24
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	36	33
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	1,111	1,158
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1,827	1,323
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Contingent consideration receivables [member]
Disclosure of financial assets [line items]
Financial assets	625	399
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Associated companies at fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial assets	211	186
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	159	102
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale marketable securities [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets		37
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	466	366
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	366	233
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	20,744	21,839
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	8,217	8,301
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	963	2,036
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of financial assets [line items]
Financial assets	1,609	61
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of financial assets [line items]
Financial assets	$ 297	$ 329